Loans, Borrowing and Other Financial Liabilities (Details) - Schedule of Movement in Loans and Borrowing During the Reporting Periods - Loans and Borrowings [Member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement in Loans and Borrowing During the Reporting Periods [Line Items]
Balance at beginning	$ 1,455,584	$ 1,417,011	$ 1,455,662
Proceeds from loans and borrowings	1,241,024	876,798	370,620
Increases from business combinations (Nota 17.1)	235
Changes in the fair value of the put option recognized in equity	(209,557)	142,028	92,485
Interest accrued	227,525	111,234	52,593
Exchange difference			725
Translation difference	(2,146)	3,250	(62)
Repayments of loans and borrowings	(1,217,881)	(995,865)	(500,834)
Payments of interest on loans and borrowings	(228,579)	(98,872)	(54,178)
Balance at ending	$ 1,266,205	$ 1,455,584	$ 1,417,011